Share capital - Conditional Share Capital Narrative (Details) SFr / shares in Units, $ / shares in Units, SFr in Thousands, $ in Thousands	Dec. 31, 2022 CHF (SFr) SFr / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 17, 2022 SFr / shares	Jun. 30, 2022 SFr / shares	Jun. 23, 2022 SFr / shares	Jun. 17, 2022 SFr / shares	May 06, 2022 SFr / shares	Dec. 31, 2021 CHF (SFr) shares	Dec. 31, 2021 USD ($) shares	Nov. 26, 2021 SFr / shares	Nov. 26, 2021 $ / shares	Sep. 09, 2021 SFr / shares	Sep. 09, 2021 $ / shares	Mar. 31, 2021 SFr / shares	Dec. 31, 2020 CHF (SFr) SFr / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Oct. 19, 2020 SFr / shares	Oct. 19, 2020 $ / shares	Sep. 21, 2020 SFr / shares	Sep. 21, 2020 $ / shares	Feb. 12, 2020 SFr / shares	Feb. 12, 2020 $ / shares
Disclosure of classes of share capital [line items]
Temporary equity, carrying amount	SFr 992	$ 1,073						SFr 832	$ 973						SFr 367	$ 412
Par value per share (in CHF/USD per share) | (per share)	SFr 0.05	$ 0.05	SFr 0.05	SFr 0.05	SFr 0.05	SFr 0.05	SFr 0.05			SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.01	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05
Ordinary shares
Disclosure of classes of share capital [line items]
Temporary equity, shares outstanding (in shares)	19,844,360	19,844,360						16,647,845	16,647,845						7,339,112	7,339,112